JPMorgan Sustainable Infrastructure ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.1%
Australia — 1.3%
Goodman Group, REIT	6,096	140,733
NEXTDC Ltd. *	10,869	119,692
Ramsay Health Care Ltd.	2,849	86,762
		347,187
Belgium — 2.4%
Elia Group SA/NV	3,602	374,105
Warehouses De Pauw CVA, REIT	9,391	254,394
		628,499
Brazil — 2.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	25,567	398,005
Transmissora Alianca de Energia Eletrica S/A	21,175	126,799
		524,804
Canada — 2.3%
Canadian National Railway Co.	5,221	604,331
China — 4.4%
China Longyuan Power Group Corp. Ltd., Class H	408,000	365,836
Contemporary Amperex Technology Co. Ltd., Class A	4,020	103,613
NARI Technology Co. Ltd., Class A	206,440	686,159
		1,155,608
Denmark — 1.5%
Orsted A/S * (a)	6,790	404,711
France — 8.5%
Engie SA	67,434	1,060,074
Getlink SE	29,740	529,963
Neoen SA (a)	3,434	143,191
Veolia Environnement SA	15,901	499,509
		2,232,737
Germany — 6.2%
E.ON SE	70,950	994,941
Vonovia SE	21,274	652,265
		1,647,206
Italy — 3.5%
Enel SpA	44,040	314,409
Infrastrutture Wireless Italiane SpA (a)	21,159	235,441
Terna - Rete Elettrica Nazionale	46,553	387,659
		937,509
Japan — 2.3%
Kurita Water Industries Ltd.	4,700	200,591
Kyushu Railway Co.	15,600	416,398
		616,989
Portugal — 0.4%
EDP SA	24,857	102,447

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — 0.6%
Parkway Life, REIT	60,500	164,591
South Korea — 0.3%
Samsung SDI Co. Ltd.	294	69,128
Spain — 3.5%
Cellnex Telecom SA (a)	7,440	259,483
Corp. ACCIONA Energias Renovables SA	4,759	100,510
EDP Renovaveis SA	14,557	226,304
Iberdrola SA *	735	9,708
Iberdrola SA	25,007	330,297
		926,302
United Kingdom — 13.0%
Assura plc, REIT	481,401	252,633
Grainger plc	76,831	238,644
LondonMetric Property plc, REIT	100,129	258,881
National Grid plc	73,795	936,324
Severn Trent plc	7,860	259,849
SSE plc	45,418	1,099,198
UNITE Group plc (The), REIT	11,057	135,528
United Utilities Group plc	18,952	251,865
		3,432,922
United States — 45.9%
Alexandria Real Estate Equities, Inc., REIT	3,164	371,106
American Tower Corp., REIT	4,279	943,092
Americold Realty Trust, Inc., REIT	14,447	431,821
CMS Energy Corp.	10,439	676,447
Crown Castle, Inc., REIT	567	62,415
Digital Realty Trust, Inc., REIT	5,161	771,518
Equinix, Inc., REIT	666	526,300
Ferrovial SE	19,408	771,774
HA Sustainable Infrastructure Capital, Inc., REIT	10,763	352,704
HCA Healthcare, Inc.	945	343,082
Healthpeak Properties, Inc., REIT	12,515	273,077
Itron, Inc. *	2,153	222,706
NextEra Energy, Inc.	11,879	907,437
PG&E Corp.	28,538	520,819
Prologis, Inc., REIT	1,766	222,604
Public Service Enterprise Group, Inc.	5,164	411,932
Rexford Industrial Realty, Inc., REIT	2,361	118,310
Sabra Health Care REIT, Inc., REIT	37,352	606,223
SBA Communications Corp., REIT	1,100	241,494
Union Pacific Corp.	3,089	762,149
Ventas, Inc., REIT	11,098	604,175
Welltower, Inc., REIT	8,056	896,230

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Weyerhaeuser Co., REIT	11,721	372,259
Xylem, Inc.	5,362	715,827
		12,125,501
Total Common Stocks (Cost $23,381,522)		25,920,472
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (b) (c)(Cost $401,168)	401,090	401,211
Total Investments — 99.6% (Cost $23,782,690)		26,321,683
Other Assets Less Liabilities — 0.4%		108,955
NET ASSETS — 100.0%		26,430,638

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2024.

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Multi-Utilities	17.4%
Electric Utilities	17.4
Health Care REITs	12.0
Specialized REITs	11.1
Ground Transportation	6.8
Industrial REITs	4.4
Machinery	3.5
Water Utilities	3.5
Real Estate Management & Development	3.4
Independent Power and Renewable Electricity Producers	3.2
Electrical Equipment	3.0
Construction & Engineering	2.9
Transportation Infrastructure	2.0
Diversified Telecommunication Services	1.9
Health Care Providers & Services	1.6
Financial Services	1.3
Electronic Equipment, Instruments & Components	1.1
Diversified REITs	1.0
Others (each less than 1.0%)	1.0
Short-Term Investments	1.5

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$347,187	$—	$347,187
Belgium	—	628,499	—	628,499
Brazil	524,804	—	—	524,804
Canada	604,331	—	—	604,331
China	—	1,155,608	—	1,155,608
Denmark	—	404,711	—	404,711
France	—	2,232,737	—	2,232,737
Germany	—	1,647,206	—	1,647,206

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Italy	$—	$937,509	$—	$937,509
Japan	—	616,989	—	616,989
Portugal	—	102,447	—	102,447
Singapore	—	164,591	—	164,591
South Korea	—	69,128	—	69,128
Spain	—	926,302	—	926,302
United Kingdom	—	3,432,922	—	3,432,922
United States	11,353,727	771,774	—	12,125,501
Total Common Stocks	12,482,862	13,437,610	—	25,920,472
Short-Term Investments
Investment Companies	401,211	—	—	401,211
Total Investments in Securities	$12,884,073	$13,437,610	$—	$26,321,683
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (a) (b)	$522,146	$2,746,686	$2,867,649	$38	$(10)	$401,211	401,090	$13,374	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.